UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:      Greenhaven Associates, Inc.
           Three Manhattanville Road
           Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim     Purchase, NY                   May 3, 2004
------------------------     -------------                ---------------
       [Signature]           [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-------------------------           ------------------------------------------
[Repeat as necessary.]

                           Greenhaven Associates, Inc.
                            13F as of March 31, 2004

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         COL 1                         COL 2       COL 3        COL 4      COL 5             COL 6                   COL 7
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                                      TITLE OF                  VALUE    PRINCIPAL                SHARED     VOTING AUTHORITY SHARES
    NAME OF ISSUER                      CLASS      CUSIP        $000       AMOUNT       SOLE      OTHERS         SOLE        NONE
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
Anadarko Petroleum Corp (APC)          COMMON    032511107     212,667   4,100,800     631,000   3,469,800     631,000   3,469,800
Beazer Homes (BZH)                     COMMON    07556Q105      65,897     622,200      68,000     554,200      68,000     554,200
Burlington Northern Santa Fe (BNI)     COMMON    12189T104      31,919   1,013,300               1,013,300           0   1,013,300
Cavco Industries, Inc. (CVCO)          COMMON    149568107       6,342     172,115      41,275     130,840      41,275     130,840
Centex Corp (CTX)                      COMMON    152312104     440,102   8,141,000   2,309,000   5,832,000   2,309,000   5,832,000
Chevrontexaco Corp (CVX)               COMMON    166764100      71,927     819,400      30,000     789,400      30,000     789,400
D R Horton Inc (DHI)                   COMMON    23331A109      98,151   2,770,275               2,770,275           0   2,770,275
Deere & Company (DE)                   COMMON    244199105      56,245     811,500       4,900     806,600       4,900     806,600
DIAMOND OFFSHORE (DO)                  COMMON    25271C102      17,470     722,200                 722,200           0     722,200
EnCana Corporation (ECA)               COMMON    292505104      44,436   1,030,530               1,030,530           0   1,030,530
General Dynamics Corp (GD)             COMMON    369550108      55,143     617,300                 617,300           0     617,300
Genesis Energy LP (GEL)                COMMON    371927104       5,398     433,600     271,410     162,190     271,410     162,190
KB HOME  (KBH)                         COMMON    48666K109      12,338     152,700       2,500     150,200       2,500     150,200
Lennar Corp Class B (LEN.B)            COMMON    526057302      10,915     214,400       3,000     211,400       3,000     211,400
Lennar Corporation (LEN)               COMMON    526057104      87,928   1,627,400      30,000   1,597,400      30,000   1,597,400
Longview Fibre (LFB)                   COMMON    543213102       1,116     100,000     100,000           0     100,000           0
Plains All Amer Pipeline LP (PAA)      COMMON    726503105       9,949     285,000     135,000     150,000     135,000     150,000
Pulte Homes Inc. (PHM)                 COMMON    745867101     323,186   5,812,700   1,806,000   4,006,700   1,806,000   4,006,700
Royal Dutch (RD)                       COMMON    780257804     148,778   3,126,900     309,000   2,817,900     309,000   2,817,900
Ryder Systems Inc. (R)                 COMMON    783549108      69,302   1,789,350     218,200   1,571,150     218,200   1,571,150
Ryland Group (RYL)                     COMMON    783764103      11,850     133,400                 133,400           0     133,400
Timberwest Forest CRP (TWTUF)          COMMON    887147205         294      30,000       5,000      25,000       5,000      25,000
Toll Brothers, Inc. (TOL)              COMMON    889478103      40,687     895,600      24,700     870,900      24,700     870,900
Transocean, Inc.  (RIG)                COMMON    G90078109      41,157   1,475,700               1,475,700           0   1,475,700
UnumProvident Corp (UNM)               COMMON    91529Y106     103,911   7,102,600   1,294,200   5,808,400   1,294,200   5,808,400
                                                             1,967,112
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